Fixed Assets and Assets Held for Sale - Disposals (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Sale price		$ 130,000
Carrying value on sale		(80,533)
Other sale expenses		(2,192)
Gain on sale	$ (0)	47,275	$ 46,812
M/V Agamemnon [Member]
Property, Plant and Equipment [Line Items]
Sale price		65,000
Carrying value on sale		(41,806)
Other sale expenses		(1,099)
Gain on sale		22,095
M/V Archimidis [Member]
Property, Plant and Equipment [Line Items]
Sale price		65,000
Carrying value on sale		(38,727)
Other sale expenses		(1,093)
Gain on sale		$ 25,180